Impairment of non-financial assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	$ (368,634)	$ 1,311,138	$ (928,747)
Exploration and Production [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	785,940	183,718	(196,448)
Refining and petrochemicals [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(984,704)	1,067,965	(773,361)
Transportation and logistics [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(169,870)	59,455	41,062
Natural resources [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	414,102	376,934	(239,151)
Investment in joint ventures and associates [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	300,828	(15,059)	(127,858)
Other non-current assets [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(279)	(28,656)	0
Property, plant and equipment [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	$ (1,083,285)	$ 977,919	$ (561,738)